INCOME TAX (CREDIT)/EXPENSE (Schedule of Net Operating Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	$ 80,577	$ 67,012	$ 69,003
USA [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	1,034	2,382	7,737
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	73,754	60,629	57,206
Brazil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	$ 5,789	$ 4,001	$ 4,060